Loans and Loans Held for Sale - Restructured Loans for Periods Presented (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Restructured loans	$ 1,179	[1]	$ 1,758	[1]	$ 3,198	[2]	$ 10,036	[2]	$ 11,018	$ 14,346
Accruing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					37,273				39,229	41,521
Accruing TDRs [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					17,140				19,711	14,220
Accruing TDRs [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					7,401				7,521	8,270
Accruing TDRs [Member] | Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					6,273				5,338	11,734
Accruing TDRs [Member] | Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					2,743				2,581	3,078
Accruing TDRs [Member] | Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					3,594				3,924	4,195
Accruing TDRs [Member] | Installment and Other Consumer [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					122				154	24
Nonaccruing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					4,929				10,067	18,940
Nonaccruing TDRs [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					898				3,898	9,584
Nonaccruing TDRs [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					1,443				1,884	939
Nonaccruing TDRs [Member] | Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					1,869				2,708	5,324
Nonaccruing TDRs [Member] | Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					486				1,356	2,752
Nonaccruing TDRs [Member] | Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					223				218	341
Nonaccruing TDRs [Member] | Installment and Other Consumer [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					10				3
Total TDRs [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					42,202				49,296	60,461
Total TDRs [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					18,038				23,609	23,804
Total TDRs [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					8,844				9,405	9,209
Total TDRs [Member] | Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					8,142				8,046	17,058
Total TDRs [Member] | Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					3,229				3,937	5,830
Total TDRs [Member] | Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					3,817				4,142	4,536
Total TDRs [Member] | Installment and Other Consumer [Member]
Financing Receivable, Modifications [Line Items]
Restructured loans					$ 132				$ 157	$ 24

[1]	(1) Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
[2]	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.